UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	The Institute for Wealth Management, LLC.
       Address: 1775 Sherman St.
		Suite 2750
             	Denver, CO 80203


       Form 13F File Number: 028-14899

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Armin K. Sarabi
       Title:	Chief Legal & Compliance Officer
       Phone:	(877) 572-3500

       Signature, Place, and Date of Signing:

                Armin K. Sarabi      Denver, CO        2/11/13
                [Signature]         [City, State]      [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number 		Name

          28-
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   54

       Form 13F Information Table Value Total:	   95,374
                                                (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-

          [Repeat as necessary.]



Name Of Issuer               Title Of Class   Cusip      Value   SHRS OR SH/ PRN PUT/ Investment Other    Sole Shared
                                                        (X1,000) PRN AMT         CALL Discretion Managers
ALCATEL-LUCENT               SPONSORED ADR    013904305        0       7 SH           SOLE                   0      0
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156        0       0 SH           SOLE                   0      0
AT&T INC                     COM              00206R102        4     112 SH           SOLE                   0      0
BP PLC                       SPONSORED ADR    055622104        8     200 SH           SOLE                   0      0
CENTURYLINK INC              COM              156700106        0       2 SH           SOLE                   0      0
CHEVRON CORP NEW             COM              166764100       15     136 SH           SOLE                   0      0
COMCAST CORP NEW             CL A             20030N101        1      22 SH           SOLE                   0      0
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN     23130A102     1417   12537 SH           SOLE                   0      0
EXXON MOBIL CORP             COM              30231G102       69     800 SH           SOLE                   0      0
FLEXSHARES TR                MORNSTAR UPSTR   33939L407     4473  125578 SH           SOLE                   0      0
FRONTIER COMMUNICATIONS CORP COM              35906A108        0       7 SH           SOLE                   0      0
GENERAL ELECTRIC CO          COM              369604103       15     699 SH           SOLE                   0      0
ISHARES INC                  MSCI JAPAN       464286848     1606  164730 SH           SOLE                   0      0
ISHARES TR                   BARCLYS 1-3 YR   464287457     9787  115938 SH           SOLE                   0      0
ISHARES TR                   BARCLYS 7-10 YR  464287440       29     266 SH           SOLE                   0      0
ISHARES TR                   BARCLYS SH TREA  464288679      360    3266 SH           SOLE                   0      0
ISHARES TR                   BARCLYS TIPS BD  464287176     2705   22282 SH           SOLE                   0      0
ISHARES TR                   CONS GOODS IDX   464287812      689    9184 SH           SOLE                   0      0
ISHARES TR                   CORE TOTUSBD ETF 464287226      341    3066 SH           SOLE                   0      0
ISHARES TR                   DJ US FINL SEC   464287788     1619   26670 SH           SOLE                   0      0
ISHARES TR                   DJ US TELECOMM   464287713     1296   53413 SH           SOLE                   0      0
ISHARES TR                   FTSE CHINA25 IDX 464287184     1654   40884 SH           SOLE                   0      0
ISHARES TR                   HIGH YLD CORP    464288513     4714   50501 SH           SOLE                   0      0
ISHARES TR                   IBOXX INV CPBD   464287242     3811   31497 SH           SOLE                   0      0
ISHARES TR                   MSCI EAFE INDEX  464287465      157    2762 SH           SOLE                   0      0
ISHARES TR                   MSCI EMERG MKT   464287234       36     820 SH           SOLE                   0      0
ISHARES TR                   RUSSELL 1000     464287622     6575   83061 SH           SOLE                   0      0
ISHARES TR                   RUSSELL 2000     464287655     2772   32877 SH           SOLE                   0      0
ISHARES TR                   RUSSELL MIDCAP   464287499     2735   24184 SH           SOLE                   0      0
ISHARES TR                   RUSSELL1000GRW   464287614       62     946 SH           SOLE                   0      0
ISHARES TR                   RUSSELL1000VAL   464287598       76    1039 SH           SOLE                   0      0
LOCKHEED MARTIN CORP         COM              539830109        0       0 SH           SOLE                   0      0
MICROSOFT CORP               COM              594918104        3     103 SH           SOLE                   0      0
NATIONAL OILWELL VARCO INC   COM              637071101       68    1000 SH           SOLE                   0      0
PEPCO HOLDINGS INC           COM              713291102        4     198 SH           SOLE                   0      0
PG&E CORP                    COM              69331C108        4     107 SH           SOLE                   0      0
PIEDMONT OFFICE REALTY TR IN COM CL A         720190206      108    5964 SH           SOLE                   0      0
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105       19     672 SH           SOLE                   0      0
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102      789   30158 SH           SOLE                   0      0
POWERSHARES ETF TRUST        GBL LSTD PVT EQT 73935X195        5     489 SH           SOLE                   0      0
POWERSHARES GLOBAL ETF FD    S&P 500 BUYWRT   73936G308    10234  520819 SH           SOLE                   0      0
POWERSHARES GLOBAL ETF TRUST SOVEREIGN DEBT   73936T573     5682  180680 SH           SOLE                   0      0
PROSHARES TR II              SHT VIX ST TRM   74347W627     4136   63198 SH           SOLE                   0      0
PROSHARES TR II              ULT VIX S/T ETF  74347W411     2285  109327 SH           SOLE                   0      0
SELECT SECTOR SPDR TR        SBI CONS STPLS   81369Y308     2970   85117 SH           SOLE                   0      0
SELECT SECTOR SPDR TR        TECHNOLOGY       81369Y803     1993   69070 SH           SOLE                   0      0
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863      164    3975 SH           SOLE                   0      0
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871     1027   36114 SH           SOLE                   0      0
SPDR SERIES TRUST            BRCLYS INTL ETF  78464A516    11081  181629 SH           SOLE                   0      0
SPDR SERIES TRUST            DJ REIT ETF      78464A607     3710   50847 SH           SOLE                   0      0
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858     4061   91205 SH           SOLE                   0      0
VERIZON COMMUNICATIONS INC   COM              92343V104        1      28 SH           SOLE                   0      0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209        0      17 SH           SOLE                   0      0
WGL HLDGS INC                COM              92924F106        5     128 SH           SOLE                   0      0